United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7141

                      (Investment Company Act File Number)


                     Federated World Investment Series, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments







FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

       Shares or
       Principal                                                                                              Value in
         Amount                                                                                             U.S. Dollars

                           COMMON STOCKS--97.2%
                           Automobiles & Components--1.0%
       271,000            Hino Motors Ltd.                                                            $      1,737,068
                           Banks--14.0%
         39,960            BNP Paribas SA                                                                     2,924,217
         79,400            Banche Popolari Unite Scrl                                                         1,621,829
        190,000            Banco Santander Central Hispano, S.A.                                              2,330,357
        108,000            HBOS PLC                                                                           1,693,896
        157,200            HSBC Holdings PLC                                                                  2,536,056
         26,400            KBC Groupe                                                                         2,194,456
          184              Mitsubishi Tokyo Financial Group, Inc.                                             1,893,902
          400              Mizuho Financial Group, Inc.                                                       2,235,845
         50,131            National Bank of Greece                                                            1,865,741
         84,719            Royal Bank of Scotland PLC, Edinburgh                                              2,476,679
          360              Sumitomo Mitsui Financial Group, Inc.                                              2,955,125
                                TOTAL                                                                        24,728,103
                           Capital Goods--5.6%
         50,000            European Aeronautic Defence and Space Co.                                          1,697,594
         19,400            SMC Corp.                                                                          2,411,259
        436,000            Shimizu Corp.                                                                      2,346,865
         23,200            Siemens AG                                                                         1,762,554
        102,570            Smiths Industries                                                                  1,683,798
                                TOTAL                                                                         9,902,070
                           Commercial Services & Supplies--1.3%
         29,200            Grupo Ferrovial, S.A.                                                              2,259,927
                           Consumer Durables & Apparel--1.8%
         70,200            Bulgari SPA                                                                         812,076
        163,000            Sharp Corp.                                                                        2,467,194
                                TOTAL                                                                         3,279,270
                           Diversified Financials--2.8%
         31,500            ING Groep NV                                                                        920,524
         22,600      (1)   iShares MSCI Emerging Market                                                       1,765,512
         28,300            UBS AG                                                                             2,324,399
                                TOTAL                                                                         5,010,435
                           Energy--10.9%
        378,419            BP PLC                                                                             4,312,498
       3,316,000           China Petroleum and Chemical Corp. (Sinopec)                                       1,476,379
         46,700      (1)   Fred Olsen Energy A.S.A.                                                           1,387,021
        343,500            Nippon Mining Holdings, Inc.                                                       2,342,020
         60,600            Petro-Canada                                                                       2,450,444
         30,240            Petroleo Brasileiro SA, ADR                                                        1,891,814
         50,100      (1)   Precision Drilling Corp.                                                           2,362,215
         11,510            Total SA, Class B                                                                  3,032,498
                                TOTAL                                                                        19,254,889
                           Food & Staples Retailing--3.2%
        155,950      (1)   Ahold NV                                                                           1,391,084
         40,700            Metro AG                                                                           2,067,369
        368,377            Tesco PLC                                                                          2,173,380
                                TOTAL                                                                         5,631,833
                           Food Beverage & Tobacco--7.1%
         36,600            Carlsberg A/S, Class B                                                             2,127,771
        159,100            Diageo PLC                                                                         2,282,121
         84,100            Imperial Tobacco Group PLC                                                         2,343,014
          120              Japan Tobacco, Inc.                                                                1,738,241
         46,860      (1)   Koninklijke Numico NV                                                              1,943,033
         30,000            Unilever NV                                                                        2,074,381
                                TOTAL                                                                        12,508,561
                           Healthcare Equipment & Services--2.1%
         21,100            Celesio AG                                                                         1,848,974
         21,100            Fresenius Medical Care AG                                                          1,915,415
                                TOTAL                                                                         3,764,389
                           Household & Personal Products--1.0%
         22,200            L'Oreal SA                                                                         1,789,428
                           Insurance--5.8%
         92,320            AXA                                                                                2,469,489
         17,100            Allianz AG                                                                         2,220,839
         49,200      (1)   ING Canada, Inc.                                                                   1,771,457
        528,800            Promina Group Ltd.                                                                 1,913,021
        136,900            QBE Insurance Group Ltd.                                                           1,775,007
                                TOTAL                                                                        10,149,813
                           Materials--5.6%
        155,900            BHP Billiton Ltd.                                                                  2,439,522
         50,900            Bayer AG                                                                           1,802,761
         18,600            Lafarge SA                                                                         1,729,917
        110,400            Placer Dome, Inc.                                                                  1,614,048
        395,000            Taiyo Nippon Sanso Corp.                                                           2,355,560
                                TOTAL                                                                         9,941,808
                           Media--4.0%
         26,975            Grupo Televisa S.A., GDR                                                           1,694,030
       1,047,700           ITV PLC                                                                            2,200,567
         30,800            Lagardere S.C.A.                                                                   2,210,629
         13,700      (1)   NTL, Inc.                                                                           875,156
                                TOTAL                                                                         6,980,382
                           Pharmaceuticals & Biotechnology--8.0%
         23,800            AstraZeneca PLC                                                                    1,090,723
         73,251            GlaxoSmithKline PLC                                                                1,778,827
         44,700            Novartis AG                                                                        2,175,120
         13,510            Roche Holding AG                                                                   1,873,642
         26,192            Sanofi-Aventis                                                                     2,247,765
         58,500            Shire Pharmaceuticals Group PLC, ADR                                               2,230,020
         50,100            Takeda Pharmaceutical Co. Ltd.                                                     2,714,733
                                TOTAL                                                                        14,110,830
                           Retailing--2.8%
        836,000            Li & Fung Ltd.                                                                     1,694,659
        132,900            Marks & Spencer Group PLC                                                           857,342
         24,000            Shimamura Co. Ltd.                                                                 2,295,782
                                TOTAL                                                                         4,847,783
                           Semiconductors & Semiconductor Equipment--2.6%
         23,100            Advantest Corp.                                                                    1,817,597
         29,300            Disco Corp.                                                                        1,240,089
       2,587,000     (1)   Nanya Technology Corp.                                                             1,603,872
                                TOTAL                                                                         4,661,558
                           Software & Services--1.8%
         26,000      (1)   Amdocs Ltd.                                                                         763,100
         31,300      (1)   Atos SA                                                                            2,383,964
                                TOTAL                                                                         3,147,064
                           Technology Hardware & Equipment--2.2%
         51,000            Canon, Inc.                                                                        2,581,960
         85,910            Nokia Oyj                                                                          1,352,615
                                TOTAL                                                                         3,934,575
                           Telecommunication Services--8.3%
        131,180            Deutsche Telekom AG, Class REG                                                     2,498,103
         77,150            France Telecommunications                                                          2,332,215
        270,600            Koninklijke KPN NV                                                                 2,562,928
        284,000            Magyar Telekom                                                                     1,439,296
         32,900      (1)   Millicom International Cellular S. A., ADR                                          632,009
          500              Nippon Telegraph & Telephone Corp.                                                 2,175,845
       1,064,879           Vodafone Group PLC                                                                 2,927,048
                                TOTAL                                                                        14,567,444
                           Transportation--2.2%
        753,200            Macquarie Airports                                                                 1,819,206
         78,700            TNT NV                                                                             2,026,044
                                TOTAL                                                                         3,845,250
                           Utilities--3.1%
        110,500            Endesa SA                                                                          2,505,827
         44,100            Scottish & Southern Energy PLC                                                      786,837
        236,300            Scottish Power PLC                                                                 2,145,160
                                TOTAL                                                                         5,437,824
                                TOTAL COMMON STOCKS (IDENTIFIED COST $149,593,423)                           171,490,304

                           PURCHASED PUT OPTIONS--0.0%
          186        (1)   DJ Euro Stoxx 50 Put, Expiration Date 12/16/2005                                    40,616
          216        (1)   DJ Euro Stoxx 50 Put, Expiration Date  9/16/2005                                    20,519
                                TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $492,129)                         61,135

                           REPURCHASE AGREEMENT--1.3%
       2,324,000           Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                           8/31/2005 under which Bank of America N.A.  will repurchase a U.S.
                           Government Agency security with a maturity of 7/1/2035 for
                           $1,500,150,417 on 9/1/2005. The market value of the underlying securities at the end of the period was $1,530,000,000.(AT AMORTIZED
                           COST)                                                                              2,324,000
                                TOTAL INVESTMENTS--98.6%
                                (IDENTIFIED COST $152,409,552)(2)                                            173,875,439
                                OTHER ASSETS AND LIABILITIES--NET--1.4%                                         2,526,270
                                TOTAL NET ASSETS--100%                                                  $     176,401,709

================================================================================

        1  Non-income producing security.
        2 The cost of investments for federal tax purposes was $152,409,552. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $21,465,887. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,781,583 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,315,696.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less the 60 days at the time of purchase may be valued at amortized cost. Prices furnmished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutuional investers for the securities. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.



The following acronyms are used throughout this portfolio:

ADR               --American Depositary Receipt
GDR               --Global Depository Receipt





FEDERATED INTERNATIONAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

        Shares or
         Foreign
        Currency                                                                                              Value in
       Par Amount                                                                                           U.S. Dollars

                             COMMON STOCKS--1.0%
                             Telecommunications & Cellular--1.0%
        1,285,485      (1)   Jazztel PLC (identified cost $1,434,323)                                   $     1,570,043

                             CORPORATE BONDS--31.4%
                             Banking--0.8%
 $      1,292,268      (2)   Banco de Galicia y Buenos Aires S.A. de C.V., Series 144A, 11.00%,
                             1/1/2019                                                                         1,350,420
                             Beverage & Tobacco--0.8%
        1,000,000      (2)   Central European Distribution Corp., Sr. Secd. Note, 8.00%, 7/25/2012            1,313,273
                             Brewing--1.7%
        2,500,000      (2)   Bavaria, Series 144A, 8.875%, 11/1/2010                                          2,772,500
                             Broadcast Radio & TV--1.8%
        2,500,000            Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032                                  3,046,250
                             Building Materials--1.5%
        1,049,166      (2)   EB Holdings, Inc., Sr. Note, Series 144A, 10.00%, 2/15/2015                      1,025,130
        1,500,000      (2)   Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020                      1,473,750
                                  TOTAL                                                                       2,498,880
                             Cable & Wireless Television--1.2%
         480,000             Innova S De R.L., 9.375%, 9/19/2013                                               547,200
        2,500,000      (1)   Satelites Mexicanos SA, Sr. Note, 10.125%, 1/31/2006                             1,362,500
                                  TOTAL                                                                       1,909,700
                             Container & Glass Products--1.2%
         790,000             Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                               776,175
        1,300,000      (2)   Vitro SA, Note, Series 144A, 11.75%, 11/1/2013                                   1,225,250
                                  TOTAL                                                                       2,001,425
                             Government Agency--0.9%
        1,500,000      (2)   VTB Capital SA, Bond, 6.25%, 7/2/2035                                            1,522,500
                             Hotels, Motels, Inns & Casinos--1.0%
        1,500,000      (2)   Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                             1,605,000
                             Metals & Mining--1.4%
        2,000,000            Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014                         2,330,600
                             Oil & Gas--11.1%
        2,500,000            Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012                     2,725,000
        5,150,000      (2)   Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                             6,534,062
        2,200,000      (2)   Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                     2,703,250
        1,250,000      (2)   Pemex Project Funding Master, Series 144A, 6.625%, 6/15/2035                     1,248,437
        1,900,000            Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022                            2,398,780
        3,000,000      (2)   Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%,
                             4/1/2017                                                                         2,827,500
                                  TOTAL                                                                      18,437,029
                             Sovereign--2.6%
        3,250,000      (2)   Aries Vermogensverwaltng, Credit-Linked Note, Series 144A, 9.60%,
                             10/25/2014                                                                       4,265,625
                             Steel--1.9%
        1,200,000      (2)   CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015                   1,284,000
        1,825,000      (2)   CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%,
                             12/16/2013                                                                       1,948,188
                                  TOTAL                                                                       3,232,188
                             Telecommunications & Cellular--1.5%
        2,000,000            Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%,
                             5/15/2012                                                                        2,445,000
                             Utilities--2.0%
         900,000       (2)   CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008                      1,021,500
        2,300,000      (2)   National Power Corp., Foreign Gov't. Guarantee, Series 144A, 8.04%,
                             8/23/2011                                                                        2,319,364
                                  TOTAL                                                                       3,340,864
                                  TOTAL CORPORATE BONDS (IDENTIFIED COST $48,060,429)                        52,071,254

                             GOVERNMENTS/AGENCIES--60.9%
                             Sovereign--60.9%
        1,300,000            Argentina, Government of, Bond, 3.01%, 8/3/2012                                  1,005,550
        2,500,000            Brazil, Government of, 14.50%, 10/15/2009                                        3,227,500
        6,135,373            Brazil, Government of, 4.3125%, 4/15/2012                                        5,905,297
         500,000             Brazil, Government of, 8.875%, 10/14/2019                                         525,500
        2,300,000            Brazil, Government of, 8.875%, 4/15/2024                                         2,392,000
        2,000,000            Brazil, Government of, Bond, 10.125%, 5/15/2027                                  2,328,000
        2,350,000            Brazil, Government of, Bond, 11.50%, 3/12/2008                                   2,671,950
        2,500,000            Brazil, Government of, Note, 12.00%, 4/15/2010                                   3,020,000
        2,005,000            Brazil, Government of, Note, 8.00%, 1/15/2018                                    2,077,180
        1,500,000            Brazil, Government of, Note, 8.75%, 2/4/2025                                     1,533,750
        1,500,000            Brazil, Government of, Unsub., 11.00%, 8/17/2040                                 1,791,375
         900,000             Bulgaria, Government of, Bond, 8.25%, 1/15/2015                                  1,124,100
         700,000             Colombia, Government of, Bond, 10.375%, 1/28/2033                                 871,500
        2,000,000            Colombia, Government of, 8.25%, 12/22/2014                                       2,175,000
        1,500,000            Colombia, Government of, Bond, 8.125%, 5/21/2024                                 1,552,500
         700,000             Colombia, Government of, Note, 10.50%, 7/9/2010                                   835,800
        1,200,000            Colombia, Government of, Unsub., 11.375%, 1/31/2008                              1,743,292
        1,200,000            El Salvador, Government of, Bond, 7.75%, 1/24/2023                               1,339,800
       52,690,500            Mexico, Government of, 8.00%, 12/7/2023                                          4,368,094
        3,620,000            Mexico, Government of, 9.00%, 12/22/2011                                          338,607
         800,000             Mexico, Government of, Bond, 11.50%, 5/15/2026                                   1,298,000
       36,518,900            Mexico, Government of, Bond, 8.00%, 12/19/2013                                   3,201,982
        3,200,000            Mexico, Government of, Note, 8.125%, 12/30/2019                                  3,950,240
        1,000,000            Peru, Government of, Bond, 7.35%, 7/21/2025                                      1,035,000
        1,200,000            Peru, Government of, Bond, 8.75%, 11/21/2033                                     1,419,000
        1,750,000            Peru, Government of, Note, 9.875%, 2/6/2015                                      2,218,125
        1,000,000            Philippines, Government of, 9.375%, 1/18/2017                                    1,085,000
        1,250,000            Philippines, Government of, 9.875%, 1/15/2019                                    1,367,188
         725,000             Philippines, Government of, Note, 10.625%, 3/16/2025                              826,500
        1,400,000            Philippines, Government of, Note, 8.25%, 1/15/2014                               1,435,000
         620,000             Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                             644,025
        2,000,000      (2)   Russia, Government of, Unsub., 11.00%, 7/24/2018                                 3,025,000
         750,000             Russia, Government of, Unsub., 12.75%, 6/24/2028                                 1,401,450
       13,500,000            Russia, Government of, Unsub., 5.00%, 3/31/2030                                 15,432,525
        3,350,000            Turkey, Government of, 11.00%, 1/14/2013                                         4,200,063
         400,000             Turkey, Government of, 9.50%, 1/15/2014                                           470,500
        1,500,000            Turkey, Government of, Note, 7.375%, 2/5/2025                                    1,477,500
         825,000             Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009                            1,013,719
         634,695             Ukraine, Government of, Sr. Note, 10.00%, 3/15/2007                               829,965
         410,685             Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                               430,172
        2,630,000            Venezuela, Government of, 10.75%, 9/19/2013                                      3,144,165
        1,100,000            Venezuela, Government of, 8.50%, 10/8/2014                                       1,168,750
        1,600,000            Venezuela, Government of, 9.375%, 1/13/2034                                      1,742,400
        3,370,000            Venezuela, Government of, Bond, 9.25%, 9/15/2027                                 3,668,245
        1,800,000            Venezuela, Government of, Note, 7.65%, 4/21/2025                                 1,679,220
         550,000             Venezuela, Government of, Par Bond, 6.75%, 3/31/2020                              551,375
        1,500,000            Venezuela, Government of, Unsub., 5.375%, 8/7/2010                               1,425,000
                                  TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $90,096,637)                   100,966,904

                             REPURCHASE AGREEMENT--5.5%
        9,185,000            Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                             8/31/2005 under which Bank of America N.A. will repurchase a U.S.
                             Government Agency security with a maturity of 7/1/2035 for
                             $1,500,150,417 on 9/1/2005.  The market value of the underlying
                             security at the end of the period was $1,530,000,000.                            9,185,000
                                  TOTAL INVESTMENTS --- 98.8%
                                  (IDENTIFIED COST $148,776,389)(3)                                          163,793,201
                                  OTHER ASSETS AND LIABILITIES --- NET --- 1.2%                               1,976,844
                                  TOTAL NET ASSETS --- 100%                                             $    165,770,045

================================================================================

        1  Non-income producing security.
        2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors ("the Directors"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $39,464,749 which represents 23.8% of total net assets.
        3 At August 31, 2005, the cost of investments for federal tax purposes was $149,035,805. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $14,757,396. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,575,300 and net unrealized depreciation from investments for those securities having an excess of cost over value of $817,904.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

     Investment Valuation
     Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be values at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.









FEDERATED INTERNATIONAL SMALL COMPANY FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

         Shares                                                                                                 Value

                            COMMON STOCKS--96.5%
                            Automobiles & Components--1.8%
         217,800            Bosch Corp.                                                                $      1,162,189
         283,000            Koito Mfg Co.                                                                     3,060,389
         242,000            Showa Corp.                                                                       3,494,734
                                 TOTAL                                                                        7,717,312
                            Banks--3.6%
         514,800            Anglo Irish Bank Corp. PLC                                                        6,941,737
         248,600            Credito Emiliano SPA                                                              2,632,251
         234,500            DePfa Bank PLC                                                                    3,963,446
         193,700            Kensington Group PLC                                                              2,237,223
                                 TOTAL                                                                       15,774,657
                            Capital Goods--10.6%
         31,600             Andritz AG                                                                        3,019,630
         21,800             Bekaert NV                                                                        1,806,856
         283,000            Central Glass Co., Ltd.                                                           1,769,220
          4,500             Geberit International AG                                                          3,310,861
        1,876,000           Kanematsu Corp.                                                                   2,716,615
         894,000            Keppel Corp., Ltd.                                                                6,186,118
         348,000            Koyo Seiko Co.                                                                    5,076,325
         28,200             Krones AG                                                                         3,025,464
         71,900             Kurita Water Industries                                                           1,284,013
         66,100             Miura Co., Ltd.                                                                   1,318,408
        1,043,000           Nachi Fujikoshi Corp.                                                             4,227,688
         166,000            Nsk                                                                                902,610
        2,123,000           Sembcorp Marine Ltd.                                                              3,542,178
        2,330,000           Singamas Container Holdings                                                       1,509,344
        3,640,600      (1)  Stanelco PLC                                                                      1,347,761
         88,500             THK Co., Ltd.                                                                     2,015,055
         43,600             Univar NV                                                                         1,684,429
         82,000             Ushio                                                                             1,625,426
                                 TOTAL                                                                       46,368,001
                            Commercial Services & Supplies--5.3%
         409,900            Capita Group PLC                                                                  2,703,457
         566,000            Chiyoda Corp.                                                                     8,330,680
         65,504             Grupo Ferrovial, S.A.                                                             5,069,665
        1,481,500           Hays PLC                                                                          3,518,001
         59,500             SNC-Lavalin Group, Inc.                                                           3,410,956
                                 TOTAL                                                                       23,032,759
                            Consumer Durables & Apparel--5.9%
         176,300            Bulgari SPA                                                                       2,039,444
         876,000            HTL International                                                                  700,494
         403,000            Hitachi Koki Co.                                                                  4,600,712
         73,700             Mars Engineering Corp.                                                            2,102,965
         29,200        (1)  Misawa Homes Holdings, Inc.                                                       1,057,140
         14,625             Puma AG Rudolf Dassler Sport                                                      3,961,449
         14,520             Swatch Group AG, Class B                                                          2,015,908
        2,283,500           Techtronic Industries Co.                                                         5,758,957
         40,100             Tod's S. p. A.                                                                    2,321,115
        1,051,000           Weiqiao Textile Co., Ltd.                                                         1,379,870
                                 TOTAL                                                                       25,938,054
                            Consumer Services--4.5%
         733,800            A.B.C. Learning Centres                                                           3,614,942
         424,754            Enterprise Inns PLC                                                               6,349,280
         74,800             Lottomatica SpA                                                                   2,833,507
         249,000            Punch Taverns PLC                                                                 3,474,275
         305,140            William Hill PLC                                                                  3,246,453
                                 TOTAL                                                                       19,518,457
                            Diversified Financials--2.6%
         177,900            Aktiv Kapital ASA                                                                 2,802,666
        3,045,000      (1)  Infrastructure Development Finance Co., Ltd.                                      4,575,281
         261,600       (1)  NETeller PLC                                                                      4,061,982
         32,816             Yuanta Core Pacific Securities Co.                                                 18,950
                                 TOTAL                                                                       11,458,879
                            Energy--14.8%
         31,300        (1)  APL AS                                                                             416,742
         245,200            Burren Energy PLC                                                                 3,185,223
         661,000            Cosmo Oil Co., Ltd.                                                               3,300,572
         232,300            ERG SPA                                                                           5,366,317
         115,900            Ensign Energy Services, Inc.                                                      3,651,624
         109,000            Etablissements Maurel et Prom                                                     2,793,010
         101,600            Fugro NV                                                                          3,054,631
        1,331,000           Oil Search Ltd.                                                                   3,700,833
         95,800        (1)  Precision Drilling Corp.                                                          4,492,807
         123,900            ProSafe ASA                                                                       5,024,978
         47,300        (1)  Revus Energy ASA                                                                   474,182
         41,800             SBM Offshore NV                                                                   3,361,120
         194,600            Saipem SpA                                                                        3,280,685
         66,500        (1)  TGS Nopec Geophysical Co. ASA                                                     2,824,598
         78,732             Technip SA                                                                        4,540,974
         602,000            Teikoku Oil Co.                                                                   5,073,928
         34,600        (1)  Trican Oilwell Services Ltd.                                                      1,157,171
         232,500       (1)  UTS Energy Corp.                                                                   824,586
         87,100        (1)  Western Oil Sands, Inc., Class A                                                  2,153,561
        1,569,600           Wood Group (John) PLC                                                             5,849,034
                                 TOTAL                                                                       64,526,576
                            Food & Staples Retailing--0.8%
         115,500       (1)  Alimentation Couche-Tard, Inc., Class B                                           1,955,731
         51,800             Matsumotokiyoshi                                                                  1,547,714
                                 TOTAL                                                                        3,503,445
                            Food Beverage & Tobacco--3.0%
         715,700            Davide Campari - Milano SpA                                                       5,854,018
         186,000            IAWS Group PLC                                                                    2,692,509
          2,105             Lindt & Spruengli AG                                                              3,436,733
           60               Lindt & Spruengli AG - Reg shares                                                  980,953
                                 TOTAL                                                                       12,964,213
                            Healthcare Equipment & Services--2.5%
         36,604             Celesio AG                                                                        3,207,576
         190,000            GN Store Nord AS                                                                  2,488,408
         149,888            Getinge AB, Class B                                                               2,088,504
         21,800             Miraca Holdings, Inc.                                                              504,400
         73,000             Phonak Holding AG                                                                 2,797,190
                                 TOTAL                                                                       11,086,078
                            Insurance--0.5%
         97,400             Industrial Alliance Life Insurance Co.                                            2,322,076
                            Materials--13.1%
         47,250             Boehler-Uddeholm AG                                                               7,322,520
         670,200            Iluka Resources Ltd.                                                              4,335,417
         45,200             Imerys SA                                                                         3,331,853
         46,200             K&S AG                                                                            2,911,424
         963,000            Mitsubishi Materials Corp.                                                        2,803,960
         416,500       (1)  National Aluminum Co., Ltd.                                                       1,601,487
         723,000            Nippon Light Metal Co.                                                            1,836,831
         72,105             Novozymes A/S, Class B                                                            3,761,843
         535,000            Pacific Metals Co., Ltd.                                                          2,561,072
         430,000            Sumitomo Metal Mining Co., Ltd.                                                   3,278,540
         549,000            Taiyo Nippon Sanso Corp.                                                          3,273,930
         154,900            Teck Corp., Class B                                                               6,033,930
         139,000            Toho Titanium                                                                     5,578,511
        1,569,000           Ube Industries                                                                    3,815,874
         53,000             Umicore                                                                           5,053,207
                                 TOTAL                                                                       57,500,399
                            Media--2.8%
         402,660            Arnoldo Mondadori Editore                                                         4,111,425
         311,457       (1)  Impresa-Sociedade Gestora de Participacoes SA                                     2,002,061
         129,162       (1)  JC Decaux SA                                                                      3,026,468
         180,000       (1)  Trader Classified Media NV                                                        3,141,667
                                 TOTAL                                                                       12,281,621
                            Oil Field Services--0.9%
         311,000       (1)  Stolt Offshore SA                                                                 3,952,723
                            Pharmaceuticals & Biotechnology--2.4%
         35,450        (1)  Actelion Ltd.                                                                     4,129,695
         222,400            Recordati SPA                                                                     1,695,636
         130,806            Stada Arzneimittel AG                                                             4,566,593
                                 TOTAL                                                                       10,391,924
                            Real Estate--1.7%
         44,700             Diamond City Co., Ltd.                                                            1,461,661
         84,500             Leopalace21 Corp.                                                                 1,581,458
        3,920,000           Midland Holdings Ltd.                                                             2,283,228
         35,500             Orco Property                                                                     2,185,265
                                 TOTAL                                                                        7,511,612
                            Retailing--5.2%
         272,000            Chitaly Holdings Ltd.                                                              165,826
         169,400            Germanos S.A.                                                                     2,868,088
         555,000            Mitsukoshi Ltd.                                                                   2,749,229
         17,900             Nitori Co.                                                                        1,438,617
         92,200             Ryohin Keikaku Co., Ltd.                                                          5,397,501
        2,458,500           Signet Group PLC                                                                  4,844,106
         544,360            The Carphone Warehouse PLC                                                        1,861,239
         56,600             Yamada Denki                                                                      3,649,880
                                 TOTAL                                                                       22,974,486
                            Semiconductors & Semiconductor Equipment--2.0%
        1,712,200           ARM Holdings PLC                                                                  3,564,444
        1,952,000      (1)  ST Assembly Test Services Ltd.                                                    1,228,743
         241,400       (1)  Silicon-On-Insulator Technologies (SOITEC)                                        3,868,141
                                 TOTAL                                                                        8,661,328
                            Software & Services--3.9%
         141,075       (1)  Check Point Software Technologies Ltd.                                            3,182,652
         103,700       (1)  Cognos, Inc.                                                                      3,744,607
         65,800             Dassault Systemes SA                                                              3,218,915
         170,000            Indra Sistemas SA                                                                 3,448,597
        1,672,000           SinoCom Software Group Ltd.                                                       1,247,817
         33,000             Trend Micro, Inc.                                                                 1,156,786
        2,892,000      (1)  United Test and Assembly Center Ltd.                                              1,099,524
                                 TOTAL                                                                       17,098,898
                            Technology Hardware & Equipment--2.7%
         187,000            Anritsu Corp                                                                      1,054,779
         73,450        (1)  Logitech International SA                                                         2,723,407
         75,850             Neopost SA                                                                        7,028,277
         101,000            Taiyo Yuden Co.                                                                   1,204,616
          2,970             Telechips, Inc.                                                                    47,617
                                 TOTAL                                                                       12,058,696
                            Telecommunication Services--1.4%
         110,800       (1)  Millicom International Cellular S. A., ADR                                        2,128,468
         25,000        (1)  Mobistar SA                                                                       1,967,761
         735,200       (1)  Versatel Telecom International NV                                                 2,024,078
                                 TOTAL                                                                        6,120,307
                            Transportation--4.5%
         45,800             Cmb Sa                                                                            1,474,740
         495,000            Kawasaki Kisen Kaisha Ltd.                                                        3,269,467
         17,550             Kuehne & Nagel International AG - Reg                                             3,884,225
         421,500            Macquarie Airports                                                                1,018,050
         494,000            Mitsui Osk Lines                                                                  3,646,238
         471,000            Toll Holdings Ltd.                                                                5,023,595
         229,100            Transurban Group                                                                  1,239,127
                                 TOTAL                                                                       19,555,442
                                 TOTAL COMMON STOCKS (IDENTIFIED COST $267,099,714)                          422,317,943

                            MUTUAL FUND--1.0%
         116,333            India Fund, Inc. (IDENTIFIED COST $2,964,774)                                     4,222,888

                            REPURCHASE AGREEMENT--2.4%
       10,458,000           Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                            8/31/2005 under which Bank of America N.A., will repurchase a U.S.
                            Government Agency security with a maturity to 7/1/2035 for
                            $1,500,150,417 on 9/1/2005.  The market value of the underlying securities at the end of the period was $1,530,000,000 (AT AMORTIZED
                            COST)                                                                            10,458,000
                                 TOTAL INVESTMENTS--99.9%
                            =====================================================================
                                  (IDENTIFIED COST $280,522,488)(2)                                          436,998,831
                                 OTHER ASSETS AND LIABILITIES--NET--0.1%                                         441,044
                                 TOTAL NET ASSETS---100%                                               $     437,439,875

================================================================================

        1  Non-income producing security.
        2 The cost of investments for federal tax purposes amounts to $280,522,488. The net unrealized appreciation of investments for federal tax purposes excluding any depreciation resulting from changes in foreign currency exchange rates was $156,476,343. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $158,651,033 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,174,690.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronym is used throughout this portfolio:

ADR               --American Depositary Receipt






FEDERATED INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

                                                                                                              Value in
          Shares                                                                                            U.S. Dollars

                             COMMON STOCKS--98.7%
                             Automobiles & Components--3.0%
          60,500             Bayerische Motoren Werke AG                                               $      2,735,466
                             Banks--3.4%
          65,800             ABN AMRO Holdings NV                                                             1,583,487
          20,700             BNP Paribas SA                                                                   1,514,797
                                  TOTAL                                                                       3,098,284
                             Commercial Services & Supplies--2.7%
         370,050             Michael Page International PLC                                                   1,670,687
          25,400             Miller Herman, Inc.                                                               759,460
                                  TOTAL                                                                       2,430,147
                             Consumer Durables & Apparel--5.0%
          80,380             Compagnie Financiere Richemont AG                                                3,056,915
          25,700             Tod's S. p. A.                                                                   1,487,597
                                  TOTAL                                                                       4,544,512
                             Consumer Services--3.8%
         419,595             Hilton Group PLC                                                                 2,390,870
          81,253             InterContinental Hotels Group PLC                                                1,094,136
                                  TOTAL                                                                       3,485,006
                             Diversified Financials--18.7%
         209,500             Amvescap PLC                                                                     1,386,797
          62,200             Amvescap PLC, ADR                                                                 830,992
          34,500             Credit Suisse Group                                                              1,502,261
          29,000             Euronext NV                                                                      1,173,329
          76,120             Janus Capital Group, Inc.                                                        1,075,576
          30,900             Julius Baer Holding Ltd., Zurich, Class B                                        2,017,949
          21,995             Morgan Stanley                                                                   1,118,886
         177,000             Nikko Cordial Corp.                                                               873,087
         162,600             Schroders PLC                                                                    2,565,496
         400,000             iShares MSCI Japan                                                               4,452,000
                                  TOTAL                                                                      16,996,373
                             Energy--9.2%
          60,100             BP PLC                                                                            684,905
          43,600             GlobalSantaFe Corp.                                                              2,043,968
          37,600             Tidewater, Inc.                                                                  1,674,704
          4,500              Total SA, Class B                                                                1,185,599
          46,600       (1)   Transocean Sedco Forex, Inc.                                                     2,751,264
                                  TOTAL                                                                       8,340,440
                             Food Beverage & Tobacco--11.2%
         203,356             Cadbury Schweppes PLC                                                            2,013,061
         183,853             Diageo PLC                                                                       2,637,177
          38,200             Heineken NV                                                                      1,236,475
          10,000             Nestle SA                                                                        2,812,882
          8,600              Pernod-Ricard                                                                    1,494,054
                                  TOTAL                                                                      10,193,649
                             Household & Personal Products--1.2%
          13,500             L'Oreal SA                                                                       1,088,166
                             Insurance--4.1%
          61,900             AXA                                                                              1,655,777
          56,714             Sun Life Financial Services of Canada                                            2,092,179
                                  TOTAL                                                                       3,747,956
                             Materials--4.4%
          49,300             Akzo Nobel NV                                                                    2,029,841
          1,400              Givaudan SA                                                                       898,151
          79,900             Stora Enso Oyj, Class R                                                          1,104,004
                                  TOTAL                                                                       4,031,996
                             Media--11.0%
          53,500             Asatsu, Inc.                                                                     1,577,550
          24,200             Corus Entertainment, Inc., Class B                                                657,470
          40,400             Grupo Televisa S.A., GDR                                                         2,537,120
         180,300             Reed Elsevier PLC                                                                1,699,148
          40,000             Vivendi Universal SA                                                             1,261,881
         215,900             WPP Group PLC                                                                    2,230,782
                                  TOTAL                                                                       9,963,951
                             Pharmaceuticals & Biotechnology--9.1%
          72,900             GlaxoSmithKline PLC                                                              1,770,303
          41,100             Novartis AG                                                                      1,999,943
          70,100             Santen Pharmaceutical Co. Ltd.                                                   1,806,555
          49,700             Takeda Pharmaceutical Co. Ltd.                                                   2,693,058
                                  TOTAL                                                                       8,269,859
                             Real Estate--1.5%
         132,086             Sun Hung Kai Properties                                                          1,338,693
                             Retailing--1.7%
         768,700             Signet Group PLC                                                                 1,514,608
                             Telecommunication Services--1.5%
         494,500             Vodafone Group PLC                                                               1,359,239
                             Transportation--6.1%
         685,800             Airports of Thailand Public Co. Ltd.                                              773,552
         184,800             Associated British Ports Holdings PLC                                            1,549,865
          24,969             BAA PLC                                                                           276,175
          78,200             Grupo Aeroportuario del Sureste SA de CV, Class B, ADR                           2,901,220
                                  TOTAL                                                                       5,500,812
                             Utilities--1.1%
         109,600             Scottish Power PLC                                                                994,962
                                  TOTAL COMMON STOCKS (IDENTIFIED COST $69,753,794)                          89,634,119

                             REPURCHASE AGREEMENT--1.6%
  $     1,467,000            Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                             8/31/2005 under which Bank of America N.A. will repurchase a U.S.
                             Government Agency security with a maturity of 7/1/2035 for
                             $1,500,150,417 on 9/1/2005.  The market value of the underlying
                             security at the end of the period was $1,530,000,000.                            1,467,000
                                  TOTAL INVESTMENTS --- 100.3%
                                  (IDENTIFIED COST $71,220,794)(2)                                           91,101,119
                                  OTHER ASSETS AND LIABILITIES --- NET --- (0.3)%                             (322,924)
                                  TOTAL NET ASSETS --- 100%                                            $     90,778,195

================================================================================

        1  Non-income producing security.
        2 The cost of investments for federal tax purposes was $71,220,794. The net unrealized appreciation of investments on a federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $19,880,325. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,456,181 and net unrealized depreciation from investment for those securities having an excess of cost over value of $1,575,856.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

     Investment Valuation
     Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income and listed corporate bonds are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently being offered to institutional investors for the securities. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

     The following acronyms are used throughout this portfolio:

    ADR          --American Depositary Receipt
    GDR          --Global Depositary Receipt





Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated World Investment Series, Inc.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005